Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 1,449,648	$ 3,431,455	$ 10,538
Accounts receivable, net	511,000	497,422	343,359
Costs in excess of billings	23,837	27,779
Prepaid and other current Assets	181,364	182,427	30,430
TOTAL CURRENT ASSETS	2,165,849	4,139,083	384,327
PROPERTY & EQUIPMENT, net	119,024	114,249	55,682
RIGHT-OF-USE ASSETS	9,719	66,369	171,549
OTHER ASSETS
Lease deposit	5,439	9,800	9,800
Goodwill and other intangible assets, net	20,202	20,202	26,582
TOTAL OTHER ASSETS	25,641	30,002	36,382
TOTAL ASSETS	2,320,233	4,349,703	647,940
CURRENT LIABILITIES
Accounts payable	1,385,316	791,727	1,575,880
Accounts payable, related party	10,817	10,817	10,517
Accrued expenses	65,478	72,158	648,273
Operating lease liability	9,719	66,369	171,548
Lines of credit			379,797
Deferred revenue and customer deposit	710,391	491,635	841,290
Convertible notes and interest payable, current, net			183,884
Notes payable			565,008
Notes payable, related parties	0		792,235
TOTAL CURRENT LIABILITIES	2,181,721	1,432,706	5,168,432
LONG TERM LIABILITIES
Accrued expenses, long term			195,553
TOTAL LONG TERM LIABILITIES			195,553
TOTAL LIABILITIES	2,181,721	1,432,706	5,363,985
COMMITMENTS AND CONTINGENCIES (see Note 14)
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value issued
Common stock, value issued	1,134,093	1,055,566	683,949
Additional paid in capital	48,426,172	46,667,049	31,486,837
Common stock payable, consisting of 5,000,000 shares valued at $0.1128	564,000	564,000
Accumulated deficit	(49,985,884)	(45,369,749)	(36,886,978)
TOTAL SHAREHOLDERS’ EQUITY	138,512	2,916,997	(4,716,045)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,320,233	4,349,703	647,940
Series B Preferred Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value issued	18	18
Series B Preferred Stock | Previously Reported [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value issued		18	18
Series C Preferred Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value issued	14	14	14
Series D Preferred Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value issued	86	86	90
Series E Preferred Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value issued	10	10	10
Series F Preferred Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value issued			2
Series G Preferred Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value issued	$ 3	3	3
Series A Preferred Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value issued			10
Series H Preferred Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value issued